Long Term Investments, Net - Schedule of Long Term Investments, Net (Detail) - USD ($) $ in Thousands		May 31, 2020	May 31, 2019	May 31, 2018	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Long term investments		$ 431,101	$ 404,704	$ 433,333
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[1]	21,440	37,802	134,423
Shengtong [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[2]	4,066	6,839	9,261
Tarena [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[3]	2,190	3,200	9,610
Long term investments					$ 13,500
Tibet Tianli [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[4]	10,512	4,346
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[5]	8,774	9,069	9,767
VM EDU Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[6]	56,734
Golden Finance [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[7]	59,947	61,963	86,937
Uhozz [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[8]	16,350	16,350	12,826
Alo7.com [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[9]	14,289	14,289	14,395
Lele [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[10]	11,680	11,251	9,157
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[11]	67,057	67,834
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[12]	30,797	30,663	28,740
Other investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[13]	27,716	20,191	9,131
Other investments [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[14]	$ 99,549	$ 120,907	$ 109,086

[1]	In January 2016, the Group invested US$12,310 in Sunlands, a company engaged in online education specific to vocational qualification training, for subscribing the convertible bonds. In July 2016, the Group converted all of the convertible bonds into redeemable preferred shares of Sunlands for a 4.9% equity interests. Additionally, the Group also invested an additional US$12,205 redeemable preferred shares for another 4.9% equity interests in Sunlands during July 2016. Subsequent to the additional investment, the Group holds 9.8% equity interest in Sunlands. On March 23, 2018, Sunlands was listed in the New York Stock Exchange Market. All of the preferred shares were converted to 529,426 Class A ordinary shares immediately upon the completion of the listing. Subsequent to the listing, the Group invested an additional US$10,000 and obtained 34,783 Class A ordinary shares in April 2018 and held 8% aggregate equity interests in Sunlands. Unrealized gains of US$101,779 was reported in other comprehensive income for the year ended May 31, 2018. Upon the adoption of ASU 2016-01, the investment was reclassified from available-for-sale investment to equity security with readily determinable fair value on June 1, 2018, and losses of US$ 96,621 and US$ 16,362 were recorded in loss from fair value change of long-term investments for the years ended May 31, 2019 and 2020, respectively, on the Group’s consolidated statements of operations.
[2]	In April 2015, the Group acquired 18% equity interests in Beijing ROBOROBO Technology Co., Ltd. (“ROBOROBO”) for a cash consideration of US$4,356. Roborobo is a company applying various robots build training course for kids with different ages. In February 2017, the Group disposed all of the ownership in ROBOROBO, in exchange for 1.87% common shares issued by Shengtong, which is a listed A-share company in China. Realized gain of US$7,086 was recognized during the year ended May 31, 2017. The equity interests acquired in Shengtong were classified as equity security with readily determinable fair value. Unrealized loss of US$1,450 was reported in other comprehensive income for the year ended May 31, 2018. Upon the adoption of ASU 2016-01, the investment was reclassified from available-for-sale investment to equity security with readily determinable fair value on June 1, 2019, losses of US$1,605 and US$1,079 were recorded in loss from fair value change of long-term investments for the years ended May 31, 2019 and 2020, respectively.
[3]	In March 2014, the Group invested US$13,500 in Tarena, a NASDAQ listed company that provides IT professional education services in China, for 3% equity interests. In July 2017, the Group sold 1% equity interest in Tarena to third parties and the realized gain of US$4,545 was recognized in investment income for the year ended May 31, 2018. Unrealized loss of US$7,040 was reported in other comprehensive income for the year ended May 31, 2018. Upon the adoption of ASU 2016-01, the investment was reclassified from available-for-sale investment to equity security with readily determinable fair value on June 1, 2019, losses of US$6,410 and US$1,010 were recorded in loss from fair value change of long-term investments for the years ended May 31, 2019 and 2020, respectively.
[4]	In December 2018, the Group invested 5% equity interests in Tibet Tianli, a company engaged in the developing educational products. In April 2020, the Group further subscribed 5% equity interests. The Group accounted for the investment as equity securities without readily determinable fair values as Tibet Tianli is a private company without readily determinable fair value. As of May 31, 2020, the Group holds 9.75% of the total equity interests in Tibet Tianli after the dilution. For the years ended May 31, 2018, 2019 and 2020, no impairment loss was recorded from this investment.
[5]	In April 2017, the Group acquired 10% equity interest in EEO, a company engaged in the business of developing on-line classroom product which were accounted for using the cost method because it is not in-substance common share for the years ended May 31, 2018. After the adoption of ASU 2016-01, the Group accounted for the equity investments using the measurement alternative when the equity method is not applicable and there is no readily determinable fair value for the investments. For the years ended May 31, 2018 2019 and 2020, no impairment loss was recorded in regard to the investment.
[6]	In June 2019, VM EDU Fund I, LP, a market-driven investment entity, was established with total committed capital of US$100,000. The Group participates in VM EDU Fund I, LP as a limited partner and invested US$56,149 in VM EDU Fund I, LP. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and does not have control over VM EDU Fund I, LP.
[7]	In April 2015, the Group invested 9.75% equity interests in Golden Finance, a company engaged in training programs business associated with finance and business management. In November 2015, the Group further subscribed 9.75% equity interests. During the year ended May 31, 2019, the Group disposed of 7.2% equity interests in Golden Finance with total consideration of US$33,156, and the remaining shares were diluted to 12.3%. Gain of US$23,096 was recognized as realized gain from long-term investments in the consolidated statements of operations for the year ended May 31, 2019. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[8]	In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for 10% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed 15.18% series B preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured them at fair value.
[9]	In March 2012, the Group acquired a convertible promissory note from Alo7.com for US$1,000, which entitled the Group to automatically convert the note into equity security upon certain conditions were met. In July 2012, the Group converted the US$1,000 promissory note into convertible redeemable preferred shares for a 3.4% equity interests in Alo7.com on an as-converted basis. In 2014, the Group further invested redeemable preferred shares into Alo7.com. As of May 31, 2020, the Company held a 14.3% equity interests in Alo7.com.
[10]	In September 2015, the Group invested in Lele, a company providing online learning and tutoring services for students from kindergarten through 12th grade, to acquire 48,796,296 convertible redeemable preferred shares for an 8.5% equity interests. In December 2018, the Group further in invested series C preferred shares in Lele. As of May 31, 2020, the Group held a 7.8% equity interests in Lele. The investment was classified as available-for-sale investment as the Group determined the preferred shares were debt securities due to substantive redemption right and measured the investment at fair value.
[11]	In July 2018, Education Industry Fund was established with the total committed capital of US$224,000. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$75,000 in Education Industry Fund as of May 31, 2020. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 33% interest in Education Industry Fund.
[12]	The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees, which were accounted for using the cost method prior to the adoption of ASU 2016-01. After the adoption of ASU 2016-01, the Group accounted for these equity investments using the measurement alternative when cost method is not applicable and there is no readily determinable fair value for the investments. The Group was recorded nil, nil and US$ 9,096 impairment loss on these investment during the years ended May 31, 2018, 2019 and 2020, respectively.
[13]	The Group holds from 6.86% to 50% equity interests in other 15 third-party companies through investments in their common shares or in-substance common shares. The majority of the long-term investments are engaged in the business of providing educational services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees, even though the Group holds less than 20% equity interests in some of the investees.
[14]	Other available-for-sale investments represent several insignificant individual investments classified as available-for-sale investments as of May 31, 2018, 2019 and 2020. Realized gain of US$2,821, US$3,283 and US$407 were recorded in realized gain from long-term investments for the years ended May 31, 2018, 2019 and 2020, respectively. The Group recognized impairment losses from long-term investments amounting to US$980, US$5,919 and US$31,750 for the years ended May 31, 2018, 2019 and 2020, respectively, as the Group believes the carrying value of these investments were no longer recoverable.